Schedule of Future Minimum Lease Payments Receivable (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Lessor Lease Description [Line Items]
2023	$ 483,846
2024	412,121
2025	321,902
2026	245,208
2027	181,281
2028 and thereafter	382,092
Total future minimum lease payments receivable	2,026,450
Owned Fleet
Lessor Lease Description [Line Items]
2023	454,913
2024	386,191
2025	300,954
2026	228,995
2027	169,451
2028 and thereafter	374,014
Total future minimum lease payments receivable	1,914,518
Managed Fleet
Lessor Lease Description [Line Items]
2023	28,933
2024	25,930
2025	20,948
2026	16,213
2027	11,830
2028 and thereafter	8,078
Total future minimum lease payments receivable	$ 111,932